Income Taxes - Summary of Reconciliation of Statutory Income Tax Rate in Mexico to Consolidated Effective Income Tax Rate Recognized (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate in Mexico	30.00%	30.00%	30.00%
Impact of non-deductibleand non-taxable items:
Tax inflation effects	17.80%	15.90%	6.20%
Derivatives	1.00%	8.00%	0.50%
Employee benefits	2.20%	4.40%	1.70%
Other	2.60%	9.80%	(0.10%)
Equity interest in net loss (income) of associated companies		(0.20%)	0.80%
Gain on derecognition of equity method investment			(6.40%)
Dividends received from associates	(1.20%)	(7.90%)	(0.90%)
Foreign subsidiaries and other non-deductible items, net	(8.30%)	(10.80%)	2.00%
Effective tax rate	43.70%	48.60%	34.20%
Mexico [member]
Impact of non-deductibleand non-taxable items:
Effective tax rate	53.60%	68.10%	38.30%
Brazil [member]
Impact of non-deductibleand non-taxable items:
Use of tax credits in Brazil	(0.40%)	(0.60%)	0.40%